Average Annual Total Returns - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable International Equity Fund
	Dec. 30, 2024
Fidelity Advisor Sustainable International Equity Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	8.91%
Since Inception	(7.39%)	[1]
Fidelity Advisor Sustainable International Equity Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	11.25%
Since Inception	(6.10%)	[2]
Fidelity Advisor Sustainable International Equity Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	13.35%
Since Inception	(5.16%)	[3]
Fidelity Advisor Sustainable International Equity Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	13.46%
Since Inception	(5.05%)	[4]
Fidelity Advisor Sustainable International Equity Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	6.54%
Since Inception	(8.30%)	[5]
Fidelity Advisor Sustainable International Equity Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.40%
Since Inception	(8.36%)	[5]
Fidelity Advisor Sustainable International Equity Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.32%
Since Inception	(6.13%)	[5]
IXWRT
Average Annual Return:
Past 1 year	18.82%
Since Inception	0.80%
MS001
Average Annual Return:
Past 1 year	18.49%
Since Inception	1.68%

[1]	B From February 10, 2022 .
[2]	C From February 10, 2022 .
[3]	D From February 10, 2022 .
[4]	E From February 10, 2022 .
[5]	A From February 10, 2022 .